FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT

NOTE 14 - FAIR VALUE MEASUREMENT

Financial items carried at fair value as of December 31, 2013 and December 31, 2012 are classified in the tables below in one of the three categories described in Note 1s:

	December 31, 2013
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents - cash deposits and other	$74,430
Derivatives:
Interest rate swap (liabilities)		($132)
Forward contracts (liabilities)		(90)
Forward contracts and currency options (assets)		1
	$74,430	$(221)

	December 31, 2012
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents - cash deposits and other	$2,729
Derivatives:
Interest rate swap (liabilities)		$(261)
Forward contracts and currency options (assets)		251
	$2,729	$(10)

a.	Foreign exchange risk management

The Company enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Company takes steps to reduce exposure by using "natural" hedging. The currency hedged items are usually denominated in NIS. The writing of options is part of a comprehensive currency hedging strategy. These transactions are for periods of less than one year. The counterparties to the derivatives is comprised of major banks and, in view of the current financial environment, the Company is monitoring the associated inherent credit risks. The above transactions do not qualify for hedge accounting.

In December 2013, the Company entered into forward exchange contracts in respect of forecasted sales transactions at a notional amount of €11.2 million.

Such transactions were entered into to reduce the exposure from sales denominated in euros. These transactions qualify for cash flow hedge accounting.

b.	Interest rate swaps

In February 2010, the Company entered into an interest rate swap agreement with a third party in respect to its $5.6 million principal amount long-term loan. The purpose of the transaction was to change the interest from floating rate to fixed rate. As a result of this agreement, the Company pays, starting March 2011 through February 2015, an effective interest rate of 8.37%, as compared to the original floating rate of one-month LIBOR plus 5.05%. At December 31, 2013, following the notification to the Bank regarding the early repayment of the long-term loan, see Note 7, this transaction no longer qualifies for hedge accounting.